Summary of significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2020
Summary of significant accounting policies
Government grants

Government grants

Government grants in connection with government assistance to help businesses to mitigate adverse impacts from the COVID-19 global pandemic are recognized in profit or loss on a systematic basis over the periods in which the entity recognizes as expenses the related costs for which the grants are intended to compensate, provided that the entity complies with the conditions for the funding.

Short-term investments

Short-term investments

In the first quarter of 2020, we amended our classification of short-term investments included in current financial assets. Before the amendment, those short-term investments have been classified in the category at fair value through OCI (FVOCI). For further information, see Note 1.